Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue
Schedule of disaggregation of Revenues

Total revenue based on the disaggregation criteria described above is as follows (dollar in thousands):

	Year Ended December 31,
	2020		2019		2018
		% of		% of		% of
	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue
Revenue by geography:
North America	$41,228	43%	$49,634	49%	$84,541	59%
Asia Pacific	39,310	41%	28,791	28%	39,770	28%
Europe, Middle East and Africa	14,824	16%	22,973	23%	18,635	13%
Total	$95,362	100%	$101,398	100%	$142,946	100%
Revenue by products and services:
Products	$68,355	72%	$81,424	80%	$132,933	93%
License and services	27,007	28%	19,974	20%	10,013	7%
Total	$95,362	100%	$101,398	100%	$142,946	100%
Revenue by timing of recognition:
Goods transferred at a point in time	$92,550	97%	$92,890	92%	$139,852	98%
Goods and services transferred over time	2,812	3%	8,508	8%	3,094	2%
Total	$95,362	100%	$101,398	100%	$142,946	100%

Schedule of contract assets and contract liabilities

Contract assets and contract liabilities consisted of the following as of December 31, 2020 and December 31, 2019 (in thousands):

	December 31,
	2020	2019
Contract assets, current
Unbilled accounts receivable	$2,813	$—
Contract assets, long-term
Unbilled accounts receivable	8,440	—
Total contract assets	$11,253	$—

Contract liabilities, current
Deferred revenue, current	$7,143	$926
Customer advance payment	180	11,252
Customer deposit	—	6,083
Total	7,323	18,261
Contract liabilities, long-term
Deferred revenue, long-term	14,732	903
Total contract liabilities	$22,055	$19,164

The following table shows the significant changes in contract assets and contract liabilities balances (in thousands):

	Year Ended December 31,
	2020	2019	2018
Contract assets:
Beginning balance	$—	$—	$—
Increase due to unbilled and recognized as revenue in excess of billings during the period, net of amounts transferred to receivables	11,253	—	—
Ending balance	$11,253	$—	$—
Contract liabilities:
Beginning balance	$19,164	$20,911	$16,835
Impact of ASC 606 adoption	—	—	(256)
Revenue recognized that was included in the contract liabilities beginning balance	(12,182)	(3,149)	(7,393)
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	21,156	1,402	11,725
Customer deposits reclassified to refund liabilities	(6,083)	—	—
Ending balance	$22,055	$19,164	$20,911